Commitments and Contingencies (Details) - USD ($)			12 Months Ended
	Oct. 09, 2022	May 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Feb. 07, 2022
Commitments and Contingencies [Line Items]
Short-term lease		$ 14,000
Rent expense			$ 51,000
Variable lease expense			4,000	$ 12,000
Legal expense	$ 50,000		$ 50,000
Share issued of restricted common stock (in Shares)	200,000
Cancellation of warrants issued (in Shares)	111,111		70,849
Total restricted common stock issued	$ 264,000			263,924
Selling, general and administrative expenses			$ 6,000	$ 1,300,000
Percentage of subscription			2.00%
Aggregate payments			$ 59.75
Termination fee					$ 300,000
Related expense			209,000
Approximately amount paid			159,000
Accrued expenses			50,000
IPO [Member]
Commitments and Contingencies [Line Items]
Share issued of restricted common stock (in Shares)	93,466
Settlement Agreement [Member]
Commitments and Contingencies [Line Items]
Cash fee	$ 1,000,000
Zurich Switzerland [Member]
Commitments and Contingencies [Line Items]
Leases office rate			$ 74,000